As filed with the Securities and Exchange Commission on May 14, 1999

                         1933 Act Registration No.  33-
                         1940 Act Registration No. 811-

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /  /
Pre-Effective Amendment No. 1                                    /x/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /x/ Amendment No. 1

                        (Check appropriate box or boxes)

               (Exact name of registrant as specified in Charter)


                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number,
                              including Area Code:
                                   Jim Exline
                            Wabash Capital Management
                            2901 Ohio Blvd, Suite 242
                             Terre Haute, IN  47803
                                 1-800-242-9113

                     (Name and Address of Agent for Service)
[same as above]



Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.









The entire filing is incorporated by reference into this Pre-Effective Amendment #1.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its
behalf by the undersigned, thereto duly authorized in the City of            ,
and State of         on the  13 day of May , 1999.

                                         Institutional Development Trust
                                         Institutional Development Fund

                                        By:_/s/ Clyde H. Freed, Jr.
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Fund's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                          Date

/s/                                     May 13 , 1999
Trustee and President of the Fund